Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Allowance for Credit Losses [Abstract]
Balance at the beginning of the period	$ 21,862	$ 21,144
Additions	1,130	1,291
Foreign currency translation	131	(358)
Balance at the end of the period	$ 23,123	$ 22,077